Summary of Significant Accounting Policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Service line and timing of revenue recognition
Net revenues	¥ 2,091,757	$ 301,280	¥ 1,942,113	$ 300,786	¥ 1,834,422	$ 277,107
Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	2,011,650		1,895,193		1,820,802
Revenues recognized over time
Service line and timing of revenue recognition
Net revenues	80,107		46,920		13,620
Wealth Management
Service line and timing of revenue recognition
Net revenues	1,949,410	280,777	1,899,573		1,795,552
Wealth Management | Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	1,901,207		1,871,958		1,795,552
Wealth Management | Revenues recognized over time
Service line and timing of revenue recognition
Net revenues	48,203		27,615
Assets Management
Service line and timing of revenue recognition
Net revenues	32,562	4,690	19,476		14,942
Assets Management | Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	658		171		1,322
Assets Management | Revenues recognized over time
Service line and timing of revenue recognition
Net revenues	31,904		19,305		13,620
Health Management
Service line and timing of revenue recognition
Net revenues	86,464	12,454	422
Health Management | Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	86,464		422
Others
Service line and timing of revenue recognition
Net revenues	23,321	$ 3,359	22,642		23,928
Others | Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	¥ 23,321		¥ 22,642		¥ 23,928